UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2023

WESTERN ASSET

SELECT TAX FREE RESERVES

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at my.accessportals.com.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes*, preservation of capital and liquidity.

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser or legal adviser.

II	Western Asset Select Tax Free Reserves

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Select Tax Free Reserves for the twelve-month reporting period ended August 31, 2023. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2023

Western Asset Select Tax Free Reserves	III

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. The Fund is a money market fund that invests at least 80% of its assets in short-term, high-quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the fifty states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks. From time to time, the Fund may invest significantly in municipal obligations issued by a single state, including, but not limited to, New York.

The Fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, that we determined to be of equivalent quality. Under normal circumstances, the Fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the AMT, although for temporary or defensive purposes, the Fund may invest an unlimited amount in such securities.

As a retail money market fund, the Fund tries to maintain a share price of $1.00 and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the Fund’s subadviser, Western Asset Management Company, LLC (“Western Asset”), or Board of Trustees will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

At Western Asset, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Short-term U.S. Treasury yields moved sharply higher as the Federal Reserve Board (the “Fed”) aggressively raised interest rates in an attempt to rein in elevated inflation. The yield for the two-year Treasury note began the reporting period at 3.45% and ended the reporting period at 4.85%. The low of 3.40% occurred on September 2, 2022, and the high of 5.05% took place on March 8, 2023. Long-term U.S. Treasury yields also moved higher given stubbornly high inflation and the Fed monetary policy tightening. The yield for the ten-year

Western Asset Select Tax Free Reserves 2023 Annual Report	1

Fund overview (cont’d)

Treasury note began the reporting period at 3.15% (equaling the low for the period) and ended the reporting period at 4.09%. The high of 4.34% occurred on August 21, 2023 and August 22, 2023.

Looking back, the Fed started raising interest rates in March 2022 (before the reporting period began) by pushing the federal funds rate up 0.25% (25 basis points) to a range between 0.25% and 0.50%. The Fed then hiked rates at ten of its next eleven meetings, bringing the rate to a range between 5.25% and 5.50% in July 2023 — the highest level in twenty-two years. At the annual Jackson Hole Economic Policy Symposium in August 2023, the Fed Chair, Jerome Powell, said the central bank was, “...prepared to raise rates further if appropriate, and intend to hold policy at a restrictive level” as inflation remains “too high.” However, he also stated that the Fed would “proceed carefully” in terms of further monetary tightening.

Q. How did we respond to these changing market conditions?

A. Considering the unprecedented volatility in 2022 and flight to liquidity in the aftermath of the bank failures in March 2023, the Fund was conservatively positioned throughout the majority of the reporting period. Given the sharp spike in the Securities Industry and Financial Markets Association Municipal Swap Index (“SIFMA”)i over the reporting period, the Fund capitalized on attractive ultra-short rates by maintaining a low duration positioning and receiving high carry (incremental yield). From a credit standpoint, we modestly reduced the Fund’s credit quality by allowing AAA-rated issues to mature and reinvesting in AA-rated securities, as spread looked attractive. From a structural standpoint, the Fund was overweight variable rate demand notes (“VRDNs”) to take advantage of higher daily and weekly resetting rates, and reduced exposure to municipal commercial securities. We believed this conservative positioning would support net asset value stability.

Performance review

As of August 31, 2023, the seven-day current yield for Select Shares of Western Asset Select Tax Free Reserves was 4.15% and the seven-day effective yield, which reflects compounding, was 4.23%.1

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	Western Asset Select Tax Free Reserves 2023 Annual Report

Western Asset Select Tax Free Reserves Yields as of August 31, 2023 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Select Shares	4.15%	4.23%
Investor Shares	4.10%	4.18%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

As of August 31, 2023, absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Select Shares would have been 4.00% and 4.08%, respectively; and the seven-day current yield and the seven-day effective yield for Investor Shares would have been 2.10% and 2.12%, respectively.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Q. What were the most significant factors affecting Fund performance?

A. As mentioned, the Fund kept the duration short, as it was not being compensated for taking risk out the yield curve. As a result, an increasing overweight to VRDNs supported the performance throughout the reporting period, as SIFMA averaged a higher rate of 3.28% over the period, with a peak of 4.47%.

Thank you for your investment in Western Asset Select Tax Free Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

September 14, 2023

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the

Western Asset Select Tax Free Reserves 2023 Annual Report	3

Fund overview (cont’d)

Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. During periods of market stress, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Securities Industry and Financial Markets Association Municipal Swap Index (“SIFMA”) is a 7-day high-grade market index comprised of tax-exempt variable rate demand obligations with certain characteristics.

4	Western Asset Select Tax Free Reserves 2023 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2023 and August 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Select Tax Free Reserves 2023 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2023 and held for the six months ended August 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Select Shares	1.55%	$1,000.00	$1,015.50	0.18%	$0.91	Select Shares	5.00%	$1,000.00	$1,024.30	0.18%	$0.92
Investor Shares	1.52	1,000.00	1,015.20	0.23	1.17	Investor Shares	5.00	1,000.00	1,024.05	0.23	1.17

6	Western Asset Select Tax Free Reserves 2023 Annual Report

[1]	For the six months ended August 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Select Tax Free Reserves 2023 Annual Report	7

Schedule of investments

August 31, 2023

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.8%
Municipal Bonds — 99.8%
Alabama — 1.9%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	3.800%	7/15/32	$4,700,000	$4,700,000	(a)(b)
Arizona — 2.1%
Arizona Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	3.950%	1/1/46	5,250,000	5,250,000	(a)(b)
California — 0.6%
California Statewide CDA, MFH Revenue, David Avenue Apartments, Series WW, LIQ - FHLMC	4.340%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Connecticut — 0.3%
Connecticut State Housing Finance Authority Revenue, Series C-3, SPA - TD Bank N.A.	4.010%	11/15/50	625,000	625,000	(a)(b)
Delaware — 0.8%
University of Delaware Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	3.930%	11/1/35	1,400,000	1,400,000	(a)(b)
Series C, Refunding, SPA - TD Bank N.A.	3.930%	11/1/37	490,000	490,000	(a)(b)
Total Delaware				1,890,000
District of Columbia — 0.4%
District of Columbia Revenue, Series A, LOC - TD Bank N.A.	3.950%	8/15/38	1,095,000	1,095,000	(a)(b)
Florida — 2.6%
Florida Gulf Coast University Finance Corp., Capital Improvement Revenue, Housing Projects, Series A, LOC - TD Bank N.A.	4.010%	2/1/38	950,000	950,000	(a)(b)
Gainesville, FL, IDR, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	4.000%	5/1/33	150,000	150,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System, Refunding	4.040%	11/15/26	2,455,000	2,455,000	(a)(b)
Adventist Health System, Refunding	4.000%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System, Refunding	4.060%	11/15/34	900,000	900,000	(a)(b)
Adventist Health System, Refunding	4.060%	11/15/35	1,700,000	1,700,000	(a)(b)
Total Florida				6,455,000
Georgia — 2.2%
Georgia State Municipal Electric Authority Power Revenue, Georgia Project 1, Subordinated, Series B, LOC - PNC Bank N.A.	4.200%	1/1/48	5,500,000	5,500,000	(a)(b)

See Notes to Financial Statements.

8	Western Asset Select Tax Free Reserves 2023 Annual Report

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 5.5%
Chicago, IL, MFH Revenue, Renaissance Center LP, Series A, LOC - BMO Harris Bank N.A.	4.100%	10/1/34	$1,490,000	$1,490,000	(a)(b)(c)
Illinois State Development Finance Authority Revenue, Chicago Horticultural Society Project, LOC - BMO Harris Bank N.A.	4.000%	1/1/29	4,050,000	4,050,000	(a)(b)
Illinois State Finance Authority Revenue:
University of Chicago Medical Center, Series A, LOC - Bank of America N.A.	3.990%	8/1/44	3,100,000	3,100,000	(a)(b)
University of Chicago Medical Center, Series B, LOC - Wells Fargo Bank N.A.	3.800%	8/1/44	5,005,000	5,005,000	(a)(b)
Total Illinois				13,645,000
Indiana — 4.1%
Indiana State Finance Authority Environmental Facilities Revenue, Series A5, Refunding, LOC - Sumitomo Mitsui Banking	3.750%	10/1/40	1,200,000	1,200,000	(a)(b)
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	3.800%	11/1/39	2,240,000	2,240,000	(a)(b)
Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	3.800%	11/1/39	5,195,000	5,195,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, Refunding, LOC - PNC Bank N.A.	4.550%	5/1/34	1,450,000	1,450,000	(a)(b)
Total Indiana				10,085,000
Michigan — 2.2%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC - Bank of Nova Scotia	4.100%	1/1/26	5,500,000	5,500,000	(a)(b)
Minnesota — 3.7%
Minneapolis, MN, Health Care System Revenue:
Fairview Health Services, Series B, Refunding, LOC - JPMorgan Chase & Co.	3.950%	11/15/48	2,150,000	2,150,000	(a)(b)
Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	3.800%	11/15/48	7,055,000	7,055,000	(a)(b)
Total Minnesota				9,205,000

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2023 Annual Report	9

Schedule of investments (cont’d)

August 31, 2023

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mississippi — 3.9%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	4.000%	11/1/35	$200,000	$200,000	(a)(b)
Chevron USA Inc. Project, Series B	3.800%	12/1/30	5,650,000	5,650,000	(a)(b)
Chevron USA Inc. Project, Series C	3.800%	12/1/30	1,050,000	1,050,000	(a)(b)
Chevron USA Inc. Project, Series E	3.800%	12/1/30	200,000	200,000	(a)(b)
Chevron USA Inc. Project, Series F	3.800%	12/1/30	1,815,000	1,815,000	(a)(b)
Chevron USA Inc. Project, Series I	3.800%	11/1/35	750,000	750,000	(a)(b)
Total Mississippi				9,665,000
Missouri — 2.6%
Missouri State HEFA Revenue, BJC Health System, Series C, Refunding, LIQ - BJC Health System	4.000%	5/15/38	6,350,000	6,350,000	(a)(b)
Nevada — 1.4%
Nevada State Housing Division, Multi Unit Housing Revenue, Series A, LIQ - FNMA, LOC - FNMA	4.000%	4/15/33	3,500,000	3,500,000	(a)(b)(c)
New Jersey — 0.0%††
New Jersey State EDA Revenue, South Jersey Gas Co., Series 2006-1, Remarketing, LOC - JPMorgan Chase & Co.	3.900%	4/1/36	100,000	100,000	(a)(b)(c)
New York — 34.3%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., Series B, Refunding, LOC - HSBC Bank USA N.A.	4.100%	10/1/35	1,370,000	1,370,000	(a)(b)
MTA, NY, Transportation Revenue, Series G-4, Refunding, LOC - Bank of Montreal	4.000%	11/1/30	6,800,000	6,800,000	(a)(b)
New York City, NY, GO:
Subseries A-3, SPA - BANK OF MONTREAL	3.900%	9/1/49	5,675,000	5,675,000	(a)(b)
Subseries F-6, SPA - JPMorgan Chase & Co.	4.000%	6/1/44	700,000	700,000	(a)(b)
Subseries G-6, LOC - Mizuho Bank Ltd.	3.890%	4/1/42	4,440,000	4,440,000	(a)(b)
New York City, NY, HDC:
MFH Revenue, Beacon Mews Development, Series A, LOC - Citibank N.A.	3.950%	4/1/39	6,900,000	6,900,000	(a)(b)(c)
MFH Revenue, Boricua Village Apartment Site, Series A-2, LOC - Citibank N.A.	3.950%	9/1/42	2,250,000	2,250,000	(a)(b)(c)
Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	4.000%	6/1/40	2,670,000	2,670,000	(a)(b)(c)

See Notes to Financial Statements.

10	Western Asset Select Tax Free Reserves 2023 Annual Report

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Multi-Family Rental Housing Revenue, Related West 89th Street Development, Series A, LOC - FNMA	3.950%	11/15/29	$8,000,000	$8,000,000	(a)(b)(c)
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	4.030%	1/1/37	1,560,000	1,560,000	(a)(b)(c)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	3.850%	6/15/33	1,050,000	1,050,000	(a)(b)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	4.050%	6/15/39	3,700,000	3,700,000	(a)(b)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	3.900%	6/15/49	300,000	300,000	(a)(b)
Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA - Mizuho Bank Ltd.	4.000%	6/15/48	1,430,000	1,430,000	(a)(b)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	3.920%	6/15/48	4,100,000	4,100,000	(a)(b)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, SPA - JPMorgan Chase & Co.	4.000%	8/1/45	2,200,000	2,200,000	(a)(b)
Subseries D-3, SPA - Mizuho Bank Ltd.	3.950%	2/1/44	5,150,000	5,150,000	(a)(b)
New York City, NY, TFA, Future Tax Secured Revenue, Subseries A-3, SPA - Mizuho Bank Ltd.	3.980%	8/1/43	405,000	405,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, Series A, SPA - Bank of New York Mellon	3.990%	7/1/33	1,325,000	1,325,000	(a)(b)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	4.000%	7/1/32	3,100,000	3,100,000	(a)(b)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	3.800%	6/1/36	3,300,000	3,300,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	4.080%	11/1/39	490,000	490,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	3.800%	11/1/39	7,000,000	7,000,000	(a)(b)(c)

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2023 Annual Report	11

Schedule of investments (cont’d)

August 31, 2023

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	3.950%	11/15/31	$1,600,000	$1,600,000	(a)(b)(c)
10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	3.950%	5/1/35	1,800,000	1,800,000	(a)(b)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	3.950%	5/15/37	3,600,000	3,600,000	(a)(b)(c)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, Refunding, LOC - HSBC Bank USA N.A.	4.150%	11/1/36	4,230,000	4,230,000	(a)(b)
Total New York				85,145,000
Ohio — 3.3%
Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital Project, Series B, Refunding, SPA - JPMorgan Chase	3.950%	11/1/42	5,700,000	5,700,000	(a)(b)
Ohio State Hospital Revenue, Series D	4.050%	1/1/52	165,000	165,000	(a)(b)
Ohio State University Revenue, Series B-2	4.050%	12/1/39	2,250,000	2,250,000	(a)(b)
Ohio State, GO, Common Schools, Series C	4.100%	6/15/26	120,000	120,000	(a)(b)
Total Ohio				8,235,000
Oregon — 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.930%	8/1/34	100,000	100,000	(a)(b)
Pennsylvania — 10.4%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	4.040%	5/1/31	3,000,000	3,000,000	(a)(b)
General Authority of Southcentral Pennsylvania Revenue, Series D, Refunding, LIQ - Bank of America N.A.	4.050%	6/1/37	3,500,000	3,500,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, Refunding, LOC - JPMorgan Chase & Co.	3.900%	7/1/34	3,175,000	3,175,000	(a)(b)
Pennsylvania State Turnpike Commission Revenue:
Second Series, Refunding, LOC - TD Bank N.A.	4.010%	12/1/38	3,100,000	3,100,000	(a)(b)
Series 2020, Refunding, LOC - TD Bank N.A.	4.010%	12/1/39	7,080,000	7,080,000	(a)(b)

See Notes to Financial Statements.

12	Western Asset Select Tax Free Reserves 2023 Annual Report

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, Authority for IDR:
Gift of Life Donor Program Project, LOC - TD Bank N.A.	4.010%	12/1/34	$4,105,000	$4,105,000	(a)(b)
Series B, Refunding, LOC - TD Bank N.A.	4.010%	10/1/30	1,800,000	1,800,000	(a)(b)
Total Pennsylvania				25,760,000
Rhode Island — 0.3%
Rhode Island State Health and Educational Building Corp., HEF Revenue, Series B, SPA - Northern Trust Co.	4.000%	9/1/43	615,000	615,000	(a)(b)
Texas — 11.9%
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	4.000%	11/1/41	3,000,000	3,000,000	(a)(b)
Gulf Coast, TX, Waste Disposal Authority, ExxonMobil Project	3.850%	6/1/30	1,000,000	1,000,000	(a)(b)(c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series C, Refunding, SPA - Bank of America N.A.	3.900%	10/1/41	4,400,000	4,400,000	(a)(b)
Harris County, TX, Education Facilities Finance Corp. Revenue, Houston Methodist Hospital, Series B, Refunding	4.050%	12/1/59	6,800,000	6,800,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-1, Refunding	4.050%	12/1/41	3,625,000	3,625,000	(a)(b)
Texas State, GO:
Series A, SPA - State Street Bank & Trust Co.	4.150%	6/1/43	4,525,000	4,525,000	(a)(b)
Series C, LIQ - State Street Bank & Trust Co.	4.150%	12/1/40	3,930,000	3,930,000	(a)(b)
Veterans, Series B, SPA - State Street Bank & Trust Co.	4.150%	12/1/42	295,000	295,000	(a)(b)
Texas State, Veterans Bonds, GO, SPA - Sumitomo Mitsui Banking	4.250%	12/1/47	1,800,000	1,800,000	(a)(b)
Total Texas				29,375,000
Utah — 1.8%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B, SPA - JPMorgan Chase & Co.	4.000%	5/15/37	3,000,000	3,000,000	(a)(b)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	3.750%	5/15/58	1,350,000	1,350,000	(a)(b)
Total Utah				4,350,000
Washington — 3.5%
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	4.050%	12/1/38	3,790,000	3,790,000	(a)(b)

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2023 Annual Report	13

Schedule of investments (cont’d)

August 31, 2023

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Washington Higher EFA Revenue, Refunding, Seattle University Project, Series A, LOC - U.S. Bank N.A.	4.100%	5/1/28	$1,850,000	$1,850,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama Project, Series P, Refunding, LOC - Wells Fargo Bank N.A.	4.050%	4/1/43	2,995,000	2,995,000	(a)(b)
Total Washington				8,635,000
Total Investments — 99.8% (Cost — $247,360,000#)				247,360,000
Other Assets in Excess of Liabilities — 0.2%				574,430
Total Net Assets — 100.0%				$247,934,430

††	Represents less than 0.1%.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Financial Statements.

14	Western Asset Select Tax Free Reserves 2023 Annual Report

Western Asset Select Tax Free Reserves

Abbreviation(s) used in this schedule:

CDA	— Communities Development Authority

EDA	— Economic Development Authority

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2023 Annual Report	15

Statement of assets and liabilities

August 31, 2023

Assets:
Investments, at value	$247,360,000
Cash	29,070
Interest receivable	726,976
Prepaid expenses	6,092
Total Assets	248,122,138

Liabilities:
Distributions payable	72,551
Audit and tax fees payable	35,535
Payable for Fund shares repurchased	24,718
Fund accounting fees payable	19,912
Investment management fee payable	18,642
Transfer agent fees payable	11,118
Trustees’ fees payable	926
Service and/or distribution fees payable	64
Accrued expenses	4,242
Total Liabilities	187,708
Total Net Assets	$247,934,430

Net Assets:
Par value (Note 5)	$2,479
Paid-in capital in excess of par value	247,960,410
Total distributable earnings (loss)	(28,459)
Total Net Assets	$247,934,430

Net Assets:
Select Shares	$246,417,505
Investor Shares	$1,516,925

Shares Outstanding:
Select Shares	246,381,123
Investor Shares	1,516,463

Net Asset Value:
Select Shares	$1.00
Investor Shares	$1.00

See Notes to Financial Statements.

16	Western Asset Select Tax Free Reserves 2023 Annual Report

Statement of operations

For the Year Ended August 31, 2023

Investment Income:
Interest	$7,264,632

Expenses:
Investment management fee (Note 2)	666,662
Transfer agent fees (Note 3)	60,127
Fund accounting fees	48,791
Registration fees	47,549
Audit and tax fees	37,140
Legal fees	14,851
Shareholder reports	7,097
Trustees’ fees	5,973
Insurance	1,944
Service and/or distribution fees (Notes 2 and 3)	1,919
Miscellaneous expenses	1,618
Total Expenses	893,671
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(412,760)
Net Expenses	480,911
Net Investment Income	6,783,721
Net Realized Loss From Investment Transactions	(52)
Increase in Net Assets From Operations	$6,783,669

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2023 Annual Report	17

Statements of changes in net assets

For the Years Ended August 31,	2023	2022

Operations:
Net investment income	$6,783,721	$863,744
Net realized loss	(52)	—
Increase in Net Assets From Operations	6,783,669	863,744

Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(6,782,150)	(863,917)
Decrease in Net Assets From Distributions to Shareholders	(6,782,150)	(863,917)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	189,983,924	231,863,135
Reinvestment of distributions	5,943,256	763,370
Cost of shares repurchased	(253,081,808)	(177,801,332)
Increase (Decrease) in Net Assets From Fund Share Transactions	(57,154,628)	54,825,173
Increase (Decrease) in Net Assets	(57,153,109)	54,825,000

Net Assets:
Beginning of year	305,087,539	250,262,539
End of year	$247,934,430	$305,087,539

See Notes to Financial Statements.

18	Western Asset Select Tax Free Reserves 2023 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Select Shares	2023	2022	2021†,1		2020[1]		2019[1]

Net asset value, beginning of year	$1.000	$1.000	$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.026	0.003	0.000	[2]	0.008		0.014
Net realized gain (loss)	(0.000) [2]	—	(0.000)	[2]	(0.000)	[2]	0.000	[2]
Total income from operations	0.026	0.003	0.000	[2]	0.008		0.014

Less distributions from:
Net investment income	(0.026)	(0.003)	(0.000)	[2]	(0.008)		(0.014)
Total distributions	(0.026)	(0.003)	(0.000)	[2]	(0.008)		(0.014)

Net asset value, end of year	$1.000	$1.000	$1.000		$1.000		$1.000
Total return[3]	2.62%	0.30%	0.01%		0.76%		1.43%

Net assets, end of year (millions)	$246	$303	$246		$244		$273

Ratios to average net assets:
Gross expenses	0.32%	0.32%	0.49%[4,5]		0.49%[4,5]		0.50%[4,5]
Net expenses[6,7]	0.18	0.12	0.06	[4]	0.17	[4]	0.17	[4]
Net investment income	2.54	0.32	0.01		0.78		1.42

†

Prior to August 7, 2021 Western Asset Select Tax Free Reserves invested, as a feeder fund, in Tax Free Reserves Portfolio. Per share data and ratios include Western Asset Select Tax Free Reserves information as a stand-alone and feeder fund for the respective periods.

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 or greater than $(0.0005) per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses prior to August 7, 2021.

[5]

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by prior to August 7, 2021.

[6]

As a result of an expense limitation arrangement, effective December 27, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Select Shares did not exceed 0.18%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to December 27, 2018, the expense limitation was 0.20%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2023 Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Investor Shares	2023	2022	2021†,1		2020[1]	2019[1]

Net asset value, beginning of year	$1.000	$1.000	$1.000		$1.000	$1.000

Income (loss) from operations:
Net investment income	0.024	0.003	0.000	[2]	0.008	0.014
Net realized gain (loss)	0.001 [3]	—	(0.000)	[2]	(0.001)	0.000	[2]
Total income from operations	0.025	0.003	0.000	[2]	0.007	0.014

Less distributions from:
Net investment income	(0.025)	(0.003)	(0.000)	[2]	(0.007)	(0.014)
Total distributions	(0.025)	(0.003)	(0.000)	[2]	(0.007)	(0.014)

Net asset value, end of year	$1.000	$1.000	$1.000		$1.000	$1.000
Total return[4]	2.57%	0.27%	0.01%		0.73%	1.38%

Net assets, end of year (000s)	$1,517	$2,490	$3,942		$4,794	$7,654

Ratios to average net assets:
Gross expenses	1.82%	1.27%	1.22%[5,6]		1.02%[5,6]	0.86%[5,6]
Net expenses[7,8]	0.23	0.13	0.06	[5]	0.21 [5]	0.22	[5]
Net investment income	2.45	0.24	0.03		0.80	1.37

†

Prior to August 7, 2021 Western Asset Select Tax Free Reserves invested, as a feeder fund, in Tax Free Reserves Portfolio. Per share data and ratios include Western Asset Select Tax Free Reserves information as a stand-alone and feeder fund for the respective periods.

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 or greater than $(0.0005) per share.

[3]	Calculation of the net realized gain per share does not correlate to the aggregate realized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses prior to August 7, 2021.

[6]

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by prior to August 7, 2021.

[7]

As a result of an expense limitation arrangement, effective December 27, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Investor Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to December 27, 2018, the expense limitation was 0.35%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Western Asset Select Tax Free Reserves 2023 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Select Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

Western Asset Select Tax Free Reserves 2023 Annual Report	21

Notes to financial statements (cont’d)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$247,360,000	—	$247,360,000

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(c) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

22	Western Asset Select Tax Free Reserves 2023 Annual Report

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Select Tax Free Reserves 2023 Annual Report	23

Notes to financial statements (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Select Shares and Investor Shares did not exceed 0.18% and 0.23%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2023, fees waived and/or expenses reimbursed amounted to $412,760.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser),

24	Western Asset Select Tax Free Reserves 2023 Annual Report

common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2023, such purchase and sale transactions (excluding accrued interest) were $111,340,000 and $127,000,000, respectively.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Investor Shares calculated at the annual rate not to exceed 0.10% of the average daily net assets. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended August 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Select Shares	—		$33,135
Investor Shares	$1,919	†	26,992
Total	$1,919		$60,127

†

Amount shown is exclusive of waivers. For the year ended August 31, 2023, the service and/or distribution fees waived amounted to $959 for Investor Shares. The Board of Trustees has determined that, until December 31, 2023, service and/or distribution fees shall not exceed 0.05% of average daily net assets attributable to Investor Shares. This arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived or reduced from time to time.

For the year ended August 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Select Shares	$382,287
Investor Shares	30,473
Total	$412,760

4. Distributions to shareholders by class

	Year Ended August 31, 2023	Year Ended August 31, 2022
Net Investment Income:
Select Shares	$6,735,982	$857,049
Investor Shares	46,168	6,868
Total	$6,782,150	$863,917

5. Shares of beneficial interest

At August 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Select Tax Free Reserves 2023 Annual Report	25

Notes to financial statements (cont’d)

Transactions in shares of each class were as follows:

	Year Ended August 31, 2023	Year Ended August 31, 2022
Select Shares
Shares sold	189,983,924	231,763,131
Shares issued on reinvestment	5,900,004	756,801
Shares repurchased	(252,065,003)	(176,242,990)
Net increase (decrease)	(56,181,075)	56,276,942
Investor Shares
Shares sold	—	100,004
Shares issued on reinvestment	43,252	6,569
Shares repurchased	(1,016,805)	(1,558,342)
Net decrease	(973,553)	(1,451,769)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2023	2022
Distributions paid from:
Tax-exempt income	$6,782,150	$863,917

As of August 31, 2023, there were no significant differences between the book and tax components of net assets.

Additionally, the Fund had a deferred loss of $18,515. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

26	Western Asset Select Tax Free Reserves 2023 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Institutional Trust and Shareholders of Western Asset Select Tax Free Reserves

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Select Tax Free Reserves (one of the funds constituting Legg Mason Partners Institutional Trust, referred to hereafter as the “Fund”) as of August 31, 2023, the related statement of operations for the year ended August 31, 2023, the statement of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

October 19, 2023

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Select Tax Free Reserves 2023 Annual Report	27

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with LMPFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers

28	Western Asset Select Tax Free Reserves

associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail tax-exempt money market funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2022 was above the median. The Board noted that the Fund’s performance exceeded the performance of its investment index for the 5- and 10-year periods and trailed the performance of its investment index for the 1- and 3-year periods. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment index and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because LMPFA pays the Subadviser for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as

Western Asset Select Tax Free Reserves	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

its actual total expense ratio to its peer group, consisting of a group of retail no-load tax-exempt money market funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and its Fund’s Actual Management Fee was at the median. The Board noted that the Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was above the median and its Actual Management Fee was at the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

30	Western Asset Select Tax Free Reserves

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Select Tax Free Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Franklin Templeton, 280 Park Avenue, 8th Floor, New York, New York 10017.

Information pertaining to the Trustees and officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 877-6LM-FUND/656-3863.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member of Excellent Education Development (since 2012); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; and formerly, Board Member of Great Public Schools Now (2018 to 2022)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Director (since 2022) and formerly, Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Formerly, Director, Visual Kinematics, Inc. (2018 to 2022)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); Vice President (since 2017), Member of the Executive Board (since 2013) and Member of the International Olympic Committee (since 1986); and President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	None

Western Asset Select Tax Free Reserves	31

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Chairman of the Independent Directors Council (2012 to 2014); ICI Executive Committee (2011 to 2014); and Investment Company Institute (ICI) Board of Governors (2006 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Ecolab Inc. (since 2012); Fomento Economico Mexicano, SAB (since 2011); Republic Services, Inc. (since 2009); and formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and formerly, Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); and formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Public Storage (since 2010); Occidental Petroleum Corporation (since 2008); and formerly, California Resources Corporation (2014 to 2021)

32	Western Asset Select Tax Free Reserves

Independent Trustees† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (2005 to 2017); and Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Trustee, University of Southern California (since 1994); and formerly, Member of Board of United States Golf Association, Executive Committee Member (2017 to 2021)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); and Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); formerly, Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of CoreLogic, Inc. (information, analytics and business services company) (2012 to 2021); and Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Retired; formerly, President, ECMC Foundation (nonprofit organization) (2014 to 2023); and Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Director of 23andMe, Inc. (genetics and health care services company) (since 2021); Director of Pacific Mutual Holding Company[5] (since 2016); Ralph M. Parson Foundation (since 2015); Edison International (since 2011); formerly, Member of the Board of Trustees of California State University system (2015 to 2022); and Kaiser Family Foundation (2012 to 2022)

Western Asset Select Tax Free Reserves	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (a law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Director of Provivi, Inc. (since 2017); and Director of Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 125 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); and Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee[3]	125
Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

34	Western Asset Select Tax Free Reserves

Additional Officers (cont’d)

Susan Kerr Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Western Asset Select Tax Free Reserves	35

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Christopher Berarducci Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

36	Western Asset Select Tax Free Reserves

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Western Asset Select Tax Free Reserves	37

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2023:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$6,782,150
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$10,262
Section 163(j) Interest Earned	§163(j)	$10,262

Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

38	Western Asset Select Tax Free Reserves

Western Asset

Select Tax Free Reserves

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

500 Ross Street, 154-0520

Pittsburgh, PA 15262

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Select Tax Free Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Select Tax Free Reserves

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Select Tax Free Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include the Western Asset Money Market Funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation; and

•	Online account access user IDs, passwords, security challenge question responses.

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds.

Revised October 2022

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2022

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FDXX010354 10/23 SR23-4739

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2022 and August 31, 2023 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $169,863 in August 31, 2022 and $169,863 in August 31, 2023.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2022 and $0 in August 31, 2023.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $47,200 in August 31, 2022 and $47,200 in August 31, 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust were $0 in August 31, 2022 and $0 in August 31, 2023.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the

engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $343,489 in August 31, 2022 and $350,359 in August 31, 2023.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2023